The Industry Leaders Fund(R)
[Cover Page Omitted]
Annual Report
June 30, 2002


REPORT
   From the Adviser, Claremont Investment Partners(R), LLC

Dear Shareholders:

During the past fiscal year period, The Industry Leaders Fund(R) Class I fell 8.91% and Class D shares fell 9.16%. In that same period, the S&P 500 declined 17.98% while the value component of the S&P 500 (BARRA Value Index)declined 18.06%. The Class L shares were created November 30, 2001 and do not have a complete fiscal year of performance.


The Investment Environment
Through most of the 12 months ended June 30, 2002, investors were pessimistic as companies missed earnings andlowered guidance. Many questions about corporate fundamentals and the probability of a recovery in corporate profits still loomed. Stock prices remained depressed with virtually all major-markets worldwide recording significant loses. The Fund's investment strategy, The Industry Leaders Index(TM), has dramatically helped performance compared to its benchmark indexes. Although the negative return was a disappointment, the Funds performance greatly surpassed that of its two comparative benchmarks:
the S&P 500 Index and the S&P BARRA Value Index.

Outlook
We anticipate that the balance of the calendar year 2002 will continue to exhibit above average volatility. Additionally, the political risk of war in the Middle East may affect a rebound from economic recession. Since we follow a disciplined investment strategy that selects and allocates our portfolio, the portfolio managers' personal opinion of market direction does not affect the investment process. Yet, the high quality portfolio maintained by the Industry Leaders Index(TM) remains a good core equity holding and the requisite "A or better" credit rating prevents the Fund from investing in companies with weak balance sheets.


We recommend that all investors review their entire equity holdings and maintain an overall balance between growth and value and a balance between equities, fixed income and cash. Historically, at least 75% of domestic equity market assets have been classified as large-cap. To maintain a risk profile similar to the market, one's portfolio should be similarly constituted.




Gerald P. Sullivan
President
Chief Investment Officer
June 30, 2002

INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
The Industry Leaders Fund

We have audited the accompanying statement of assets and liabilities of the Industry Leaders Fund, including the schedule of portfolio investments, as of June 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of June 30, 2002, by correspondence with the custodian and broker.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Industry Leaders Fund as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
July 20, 2002

Performance Summary
For Industry Leaders Fund(R)

All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund. Note, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

[OBJECT OMITTED]

Annual Investment Returns

                    ILF(R)      ILF(R)        S&P          S&P BARRA
                   Class D     Class I     500 Index      Value Index
          1999*     4.01%       4.19%        13.56%          7.56%
           2000    -0.89%      -0.51%        -9.10%          6.07%
           2001    -5.11%      -4.84%       -11.88%        -11.67%
         2002**    -6.98%      -6.94%       -13.15%         -9.45%

*    Inception 3/17/99,
**  Year 2002 through 6/30/02

Cumulative Performance
[OBJECT OMITTED]

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P BARRA Value Index(R) and the S&P 500 Index(R).
Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results.
Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                         ILF(R)          ILF(R)            S&P           S&P BARRA
Value of $10,000         Class D         Class I        500 Index       Value Index
Inception 3/17/99        10,000          10,000           10,000           10,000
June 30, 1999            10,770          10,770           10,543           10,874
December 31, 1999        10,401          10,419           11,356           10,756
June 30, 2000            10,289          10,368           11,307           10,318
December 31, 2000        10,308          10,366           10,322           11,409
June 30, 2001            10,026          10,104            9,631           11,137
December 31, 2001         9,781           9,864            9,096           10,078
June 30, 2002             9,098           9,179            7,900            9,125

Comparative Average Annual Return Performance of The Industry Leaders Fund(R) (a)(b)

Average Annual Returns for Annual Report
                                                    One                Three              Since
                                                   Year*              Years**           Inception
                                               ---------------     --------------     --------------
Industry Leaders Fund(R) - Class D                 -9.16%             -5.47%             -2.83%
Industry Leaders Fund(R) - Class I                 -8.91%             -5.19%             -2.57%
S&P 500 Index(R)                                  -17.98%             -9.17%             -6.91%
S&P BARRA Value Index(R)                          -18.06%             -5.68%             -2.74%

     1 year period 7/1/01 to 6/30/02.
     *Inception date 3/17/99, From Inception 3/17/99 to 6/30/02.
 (a) Past performance is not indicative of future performance.
 (b) Both Classes of the Industry Leaders Fund(R) are net of all expenses, versus the gross market benchmarks (the S&P BARRA Value Index(R) and the S&P 500 Index(R)). Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

Industry Leaders Fund(R)
Schedule of Investments - June 30, 2002

Common Stocks - 97.5%                                      Shares                  Value

UTILITIES - 2.92%
Electric Utility East - 2.92%
Duke Energy Corporation                                      2580                 80,238
The Southern Company                                          865                 23,701
                                                                     --------------------
                                                                     --------------------
                                                                                 103,939
                                                                     --------------------

TOTAL UTILITIES                                                                  103,939
                                                                     --------------------

ENERGY - 7.39%
Natural Gas Distribution - 0.5%
KeySpan Corporation                                           470                 17,696
                                                                     --------------------

Oilfield Services - 1.58%
Schlumberger Limited                                         1210                 56,265
                                                                     --------------------

Petroleum Integrated - 4.59%
Exxon Mobil Corporation                                      1958                 80,121
ChevronTexaco Corp.                                           944                 83,544
                                                                     --------------------
                                                                     --------------------
                                                                                 163,665
                                                                     --------------------
Petroleum Producing - 0.72%
Apache Corporation                                            450                 25,866
                                                                     --------------------

TOTAL ENERGY                                                                     263,492
                                                                     --------------------

FINANCIALS - 31.3%
Banks - 10.7%
JP Morgan Chase & Co.                                        2412                 81,815
Wachovia Corporation                                         2110                 80,560
Bank One Corporation                                         1385                 53,295
Bank of America Corporation                                  1175                 82,673
Wells Fargo & Co.                                            1660                 83,100
                                                                     --------------------
                                                                     --------------------
                                                                                 381,443
                                                                     --------------------
Financial Services Diversified - 8.98%
Citigroup Inc.                                               2051                 79,476
Fannie Mae                                                   1040                 76,700
American Express Company                                     2110                 76,635
American International Group, Inc.                           1155                 78,806
Freddie Mac                                                   140                  8,568
                                                                     --------------------
                                                                     --------------------
                                                                                 320,185
                                                                     --------------------
Insurance - Life - 2.45%
Metropolitan Life Insurance Company                           240                  6,912
Prudential Financial Inc. (a)                                2410                 80,398
                                                                     --------------------
                                                                                  87,310
Insurance Property & Casualty - 4.84%
Allstate Insurance Company                                   2135                 78,952
Chubb Corporation                                             150                 10,620
Berkshire Hathaway Inc "B" (a)                                 37                 82,658
                                                                     --------------------
                                                                     --------------------
                                                                                 172,230
                                                                     --------------------
Securities Brokerage - 2.83%
Merrill Lynch & Co.                                          1280                 51,840
Morgan Stanley                                               1140                 49,111
                                                                     --------------------
                                                                     --------------------
                                                                                 100,951
                                                                     --------------------
Thrift - 1.5%
Golden West Financial Corporation                             775                 53,304
                                                                     --------------------

TOTAL FINANCIALS                                                               1,115,423
                                                                     --------------------

Industry Leaders Fund(R)
Schedule of Investments - June 30, 2002
Common Stocks - Continued                                  Shares                  Value

INDUSTRIAL CYCLICALS - 10.82%
Aerospace/Defense - 1.62%
Boeing Company                                               1285                 57,825
                                                                     --------------------

Auto Parts OEM - 0.89%
Johnson Controls, Inc.                                        390                 31,828
                                                                     --------------------

Cement & Aggregates - 0.25%
Vulcan Materials Company                                      200                  8,760
                                                                     --------------------

Chemical Basic - 0.9%
Du Pont (E.I.) de Nemours & Company                           720                 31,968
                                                                     --------------------

Chemical Diversified - 0.79%
3M Company                                                    230                 28,290
                                                                     --------------------

Chemical Specialty - 0.75%
Rohm and Haas Company                                         660                 26,723
                                                                     --------------------

Diversified - 0.3%
United Technologies Corporation                               155                 10,525
                                                                     --------------------

Electrical Equipment - 2.54%
Emerson Electric Co.                                          230                 12,307
General Electric Company                                     2695                 78,289
                                                                     --------------------
                                                                                  90,596
                                                                     --------------------
Gold/Silver Mining - 0.33%
Barrick Gold Corporation                                      625                 11,869
                                                                     --------------------

Machinery - 1.06%
Caterpillar Inc.                                              770                 37,692
                                                                     --------------------

Metal Fabricating - 0.38%
Illinois Tool Works Inc.                                      200                 13,660
                                                                     --------------------

Metals & Mining - 0.78%
Alcoa Inc.                                                    840                 27,846
                                                                     --------------------

Steel General - 0.23%
Nucor Corporation                                             125                  8,130
                                                                     --------------------

TOTAL INDUSTRIAL CYCLICALS                                                       385,712
                                                                     --------------------

CONSUMER DURABLES - 2.52%
Furniture/Home Furnishing - 0.25%
Leggett & Platt Inc.                                          380                  8,892
                                                                     --------------------

Diversified - 2.27%
Honeywell International Inc.                                 2300                 81,029
                                                                     --------------------

TOTAL CONSUMER DURABLES                                                           89,921
                                                                     --------------------

CONSUMER STAPLES - 5.75%
Beverage (Alcoholic) - 0.28%
Anheuser-Busch Companies Inc.                                 200                 10,000
                                                                     --------------------

Beverage (Soft Drinks) - 0.91%
Coca-Cola Company                                             580                 32,480
                                                                     --------------------

Food Processing - 2.18%
Kraft Foods Inc.                                             1890                 77,396
                                                                     --------------------

Food Wholesalers - 0.17%
SYSCO Corporation                                             225                  6,124
                                                                     --------------------

Household Products - 0.76%
The J.M. Smucker Co.                                            6                    205
Procter & Gamble Company                                      300                 26,790
                                                                     --------------------
                                                                                  26,995
                                                                     --------------------

Industry Leaders Fund(R)
Schedule of Investments - June 30, 2002
Common Stocks - Continued                                  Shares                  Value

CONSUMER STAPLES - Continued
Shoe - 0.3%
Nike Inc. - Class B                                           200                 10,730
                                                                     --------------------

Tobacco - 0.96%
Philip Morris Companies Inc.                                  785                 34,289
                                                                     --------------------

Toiletries/Cosmetics - 0.19%
Gillette Company                                              200                  6,774
                                                                     --------------------

TOTAL CONSUMER STAPLES                                                           204,788
                                                                     --------------------

SERVICES - 13.21%
Advertising - 0.26%
Omnicom Group Inc.                                            200                  9,160
                                                                     --------------------

Air Transport - 1.1%
United Parcel Service of America, Inc. - Class B              635                 39,211
                                                                     --------------------

Industrial Services - 0.5%
Cintas Corporation                                            360                 17,795
                                                                     --------------------

Newspaper - 0.74%
Gannett Co., Inc.                                             350                 26,565
                                                                     --------------------

Publishing - 0.17%
The McGraw-Hill Companies Inc.                                100                  5,970
                                                                     --------------------

Recreation - 0.7%
Carnival Corporation                                          900                 24,921
                                                                     --------------------

Restaurant - 0.73%
McDonald's Corporation                                        920                 26,174
                                                                     --------------------

Telecommunications Services - 9.01%
ALLTEL Corporation                                           1675                 78,725
BellSouth Corporation                                        2560                 80,640
SBC Communications, Inc.                                     2645                 80,673
Verizon Communications Inc.                                  2020                 81,103
                                                                     --------------------
                                                                                 321,141
                                                                     --------------------

TOTAL SERVICES                                                                   470,937
                                                                     --------------------

RETAIL - 4.52%
Apparel - 0.39%
VF Corporation                                                350                 13,723
                                                                     --------------------

Building Supplies - 0.89%
Home Depot Inc.                                               860                 31,588
                                                                     --------------------

Pharmacy Services - 0.43%
Walgreen Company                                              400                 15,452
                                                                     --------------------

Retail Stores - 2.81%
Target Corporation                                            600                 22,860
Wal-Mart Stores Inc.                                         1405                 77,289
                                                                     --------------------
                                                                                 100,149
                                                                     --------------------

TOTAL RETAIL                                                                     160,912
                                                                     --------------------

Industry Leaders Fund(R)
Schedule of Investments - June 30, 2002
Common Stocks - Continued                                  Shares                  Value

HEALTH - 6.78%
Biotechnology - 0.73%
Amgen Inc.                                                    620                 25,966
                                                                     --------------------

Drugs - 3.39%
Merck & Co. Inc.                                              830                 42,031
Pfizer Inc.                                                  2255                 78,925
                                                                     --------------------
                                                                                 120,956
                                                                     --------------------
Medical Supplies - 2.66%
Abbott Laboratories, Inc.                                     490                 18,448
Johnson & Johnson                                            1460                 76,300
                                                                     --------------------
                                                                                  94,748
                                                                     --------------------

TOTAL HEALTH                                                                     241,670
                                                                     --------------------

TECHNOLOGY - 12.29%
Computer and Peripherals - 4.25%
Hewlett-Packard Company                                      4615                 70,517
International Business Machines Corporation                  1125                 81,000
                                                                     --------------------
                                                                                 151,517
Computer Software & Services - 4.1%
Electronic Data Systems Corporation                          1710                 63,527
Microsoft Corporation (a)                                    1510                 82,596
                                                                     --------------------
                                                                                 146,123
                                                                     --------------------
Semiconductor - 3.44%
Intel Corporation                                            4340                 79,292
Texas Instruments Incorporated                               1820                 43,134
                                                                     --------------------
                                                                                 122,426
                                                                     --------------------
Semiconductor Capital Equipment - 0.5%
Applied Materials, Inc. (a)                                   940                 17,878
                                                                     --------------------

TOTAL TECHNOLOGY                                                                 437,944
                                                                     --------------------

TOTAL COMMON STOCKS - 97.5%                                                    3,474,738
(Cost $3,693,736)
                                                      Principal
Money Market Securities - 0.54%                        Amount               Value
Fiduciary Money Market Fund, 1.35% (b)                     19,351                 19,351
 (Cost $19,351)

TOTAL INVESTMENTS - 98.04%                                                     3,494,088
(Cost $3,713,087)

OTHER ASSETS LESS LIABILITIES - 1.96%                                             69,761

NET ASSETS - 100%                                                              3,563,849
(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2002
Sector breakdowns provided by Morningstar

Industry Leaders Fund(R)                                                                    June 30, 2002
Statement of Assets & Liabilities

Assets
Investment in securities ($3,713,087)                                                         $ 3,494,088
Dividends receivable                                                                                4,610
Interest receivable                                                                                    15
Rec for Investments Sold                                                                          112,572
Rec for Fund Shares Sold                                                                           22,250
                                                                                     ---------------------
   Total assets                                                                                 3,633,536

Liabilities
Accrued investment advisory fee payable                                     $ 897
Accrued administration fee payable                                            774
Accrued shareholder services fee payable                                      215
Payable for investments purchased                                          67,801
                                                                 -----------------

   Total liabilities                                                                               69,687
                                                                                     ---------------------

Net Assets                                                                                    $ 3,563,849
                                                                                     =====================

Net Assets consist of:
Paid in capital                                                                               $ 4,100,414
Accumulated undistributed net investment income                                                    38,759
Accumulated net realized gain (loss) on investments                                              (356,326)
Net unrealized appreciation (depreciation) on investments                                        (218,998)
                                                                                     ---------------------

Net Assets                                                                                    $ 3,563,849
                                                                                     =====================


Class D:
Net Asset Value, offering price and redemption
   price per share ($1,017,487 / 117,530 shares)                                                   $ 8.66
                                                                                     =====================

Class I:
Net Asset Value, offering price and redemption
   price per share ($959,000 / 111,778 shares)                                                     $ 8.58
                                                                                     =====================


Class L:
Net Asset Value, offering price and redemption
   price per share ($1,587,362 / 180,564 shares)                                                   $ 8.79
                                                                                     =====================

Industry Leaders Fund(R)
Statement of Operations for the year ended June 30, 2002


Investment Income
Dividend income                                                                            $ 65,018
Interest income                                                                                 301
                                                                                     ---------------
Total Income                                                                                 65,319


Expenses
Administration fee - Class D                                              $ 2,506
Administration fee - Class I                                                2,395
Administration fee - Class L                                                  735
Investment advisory fee                                                    16,901
Shareholder services fee - Class D                                          2,668
                                                                ------------------
Total operating expenses                                                                     25,205
                                                                                     ---------------
                                                                                     ---------------
Net Investment Income                                                                        40,114
                                                                                     ---------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                         (15,429)
Change in net unrealized appreciation (depreciation)
   on investment securities                                              (374,083)
                                                                ------------------
Net gain (loss) on investment securities                                                   (389,512)
                                                                                     ---------------
                                                                                     ---------------
Net decrease in net assets resulting from operations                                     $ (349,398)
                                                                                     ===============


Industry Leaders Fund(R)
Statement of Changes in Net Assets


                                                                           Year ended         Year ended
                                                                            June 30,           June 30,
                                                                              2002               2001
                                                                        -----------------  -----------------
Increase (Decrease) in Net Assets
Operations
   Net investment income                                                        $ 40,114           $ 25,182
   Net realized gain (loss) on investment securities                             (15,429)          (153,807)
   Change in net unrealized appreciation (depreciation)                         (374,083)            40,995
                                                                        -----------------  -----------------
                                                                        -----------------  -----------------
   Net increase (decrease) in net assets resulting from operations              (349,398)           (87,630)
                                                                        -----------------  -----------------
Distributions to shareholders
   From net investment income                                                    (31,543)           (11,025)
   From net realized gain                                                              -            (72,688)
                                                                        -----------------  -----------------
   Total distributions                                                           (31,543)           (83,713)
Share Transactions - net increase
   Class D                                                                        42,816             45,841
   Class I                                                                    (1,467,864)           708,809
   Class L                                                                     1,672,344                  -
                                                                        -----------------  -----------------
Net increase in net assets resulting
   from share transactions                                                       247,296            754,650
                                                                        -----------------  -----------------
   Total increase (decrease) in net assets                                      (133,645)           583,307

Net Assets
   Beginning of period                                                         3,697,496          3,114,189
                                                                        -----------------  -----------------

   End of period (including accumulated undistributed net                    $ 3,563,851        $ 3,697,496
                                                                        =================  =================
    investment income of $38,759 and $30,189 respectively)

Industry Leaders Fund(R)
Class D
Financial Highlights

                                                 Year Ended         Year Ended       Year Ended       Period Ended
                                                  June 30,           June 30,         June 30,          June 30,
                                                    2002               2001             2000            1999 (a)
                                               ---------------    ---------------   --------------   ---------------
Selected Per Share Data
Net asset value, beginning of period                   $ 9.61            $ 10.13          $ 10.77           $ 10.00
                                               ---------------    ---------------   --------------   ---------------
Income from investment operations
   Net investment income                                 0.08               0.06             0.09              0.03
   Net realized and unrealized gain / (loss)            (0.96)             (0.32)           (0.56)             0.74
                                               ---------------    ---------------   --------------   ---------------
Total from investment operations                        (0.88)             (0.26)           (0.47)             0.77
                                               ---------------    ---------------   --------------   ---------------
Distributions
  Net investment income                                 (0.07)             (0.03)           (0.07)             0.00
  Net realized gains                                        -              (0.23)           (0.10)             0.00
                                               ---------------    ---------------   --------------   ---------------
Total Distributions                                     (0.07)             (0.26)           (0.17)             0.00


Net asset value, end of period                         $ 8.66             $ 9.61          $ 10.13           $ 10.77
                                               ===============    ===============   ==============   ===============

Total Return                                            (9.16)%            (2.55)%          (4.36)%           7.70% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                        $1,017             $1,082           $1,093            $1,130
Ratio of expenses to average net assets                 0.95%              0.95%            0.95%             0.95% (c)
Ratio of net investment income to
   average net assets                                   0.85%              0.59%            0.84%             0.84% (a)
Portfolio turnover rate                                65.53%            146.92%           78.04%            64.93% (a)

(a)  March 17, 1999 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

Industry Leaders Fund(R)
Class I
Financial Highlights

                                                   Year Ended         Year Ended        Year Ended        Period Ended
                                                    June 30,           June 30,          June 30,          June 30,
                                                      2002               2001              2000            1999 (a)
                                                 ----------------   ----------------   --------------    --------------
Selected Per Share Data
Net asset value, beginning of period                      $ 9.65            $ 10.16          $ 10.77           $ 10.00
                                                 ----------------   ----------------   --------------    --------------
Income from investment operations
   Net investment income                                    0.11               0.08             0.11              0.04
   Net realized and unrealized gain / (loss)               (0.97)             (0.32)           (0.54)             0.73
                                                 ----------------   ----------------   --------------    --------------
Total from investment operations                           (0.86)             (0.24)           (0.43)             0.77
                                                 ----------------   ----------------   --------------    --------------
Distributions
  Net investment income                                    (0.21)             (0.04)           (0.08)             0.00
  Net realized gains                                           -              (0.23)           (0.10)             0.00
                                                 ----------------   ----------------   --------------    --------------
Total Distributions                                        (0.21)             (0.27)           (0.18)             0.00


Net asset value, end of period                            $ 8.58             $ 9.65          $ 10.16           $ 10.77
                                                 ================   ================   ==============    ==============

Total Return                                               (8.91)%            (2.65)%          (3.92)%           7.70% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                             $959             $2,616           $2,021            $1,624
Ratio of expenses to average net assets                    0.70%              0.70%            0.70%             0.70% (c)
Ratio of net investment income to
   average net assets                                      1.19%              0.83%            1.10%             1.39% (a)
Portfolio turnover rate                                   65.53%            146.92%           78.04%            64.93% (a)

(a)  March 17, 1999 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

Industry Leaders Fund(R)
Class L
Financial Highlights for the period November 30, 2001
(Commencement of Operations) to June 30, 2002

                                                         Period Ended
                                                          June 30,
                                                          2002 (a)
                                                       ----------------
Selected Per Share Data
Net asset value, beginning of period                            $ 9.21
                                                       ----------------
Income from investment operations
   Net investment income                                          0.07
   Net realized and unrealized gain / (loss)                     (0.48)
                                                       ----------------
Total from investment operations                                 (0.41)
                                                       ----------------
Distributions
  Net investment income                                          (0.01)
  Net realized gains                                                 -
                                                       ----------------
Total Distributions                                              (0.01)


Net asset value, end of period                                  $ 8.79
                                                       ================

Total Return                                                     (4.45)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                 $1,587
Ratio of expenses to average net assets                          0.38% (c)
Ratio of net investment income to
   average net assets                                            1.22% (c)
Portfolio turnover rate                                         65.53% (c)

(a)  November 30, 2001 (date of new share class availability) to June 30, 2002.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

Industry Leaders Fund(R)
Schedule of Investments - June 30, 2002

Common Stocks - 97.5%                                      Shares                  Value

UTILITIES - 2.92%
Electric Utility East - 2.92%
Duke Energy Corporation                                      2580                 80,238
The Southern Company                                          865                 23,701
                                                                     --------------------
                                                                     --------------------
                                                                                 103,939
                                                                     --------------------

TOTAL UTILITIES                                                                  103,939
                                                                     --------------------

ENERGY - 7.39%
Natural Gas Distribution - 0.5%
KeySpan Corporation                                           470                 17,696
                                                                     --------------------

Oilfield Services - 1.58%
Schlumberger Limited                                         1210                 56,265
                                                                     --------------------

Petroleum Integrated - 4.59%
Exxon Mobil Corporation                                      1958                 80,121
ChevronTexaco Corp.                                           944                 83,544
                                                                     --------------------
                                                                     --------------------
                                                                                 163,665
                                                                     --------------------
Petroleum Producing - 0.72%
Apache Corporation                                            450                 25,866
                                                                     --------------------

TOTAL ENERGY                                                                     263,492
                                                                     --------------------

FINANCIALS - 31.3%
Banks - 10.7%
JP Morgan Chase & Co.                                        2412                 81,815
Wachovia Corporation                                         2110                 80,560
Bank One Corporation                                         1385                 53,295
Bank of America Corporation                                  1175                 82,673
Wells Fargo & Co.                                            1660                 83,100
                                                                     --------------------
                                                                     --------------------
                                                                                 381,443
                                                                     --------------------
Financial Services Diversified - 8.98%
Citigroup Inc.                                               2051                 79,476
Fannie Mae                                                   1040                 76,700
American Express Company                                     2110                 76,635
American International Group, Inc.                           1155                 78,806
Freddie Mac                                                   140                  8,568
                                                                     --------------------
                                                                     --------------------
                                                                                 320,185
                                                                     --------------------
Insurance - Life - 2.45%
Metropolitan Life Insurance Company                           240                  6,912
Prudential Financial Inc. (a)                                2410                 80,398
                                                                     --------------------
                                                                                  87,310
Insurance Property & Casualty - 4.84%
Allstate Insurance Company                                   2135                 78,952
Chubb Corporation                                             150                 10,620
Berkshire Hathaway Inc "B" (a)                                 37                 82,658
                                                                     --------------------
                                                                     --------------------
                                                                                 172,230
                                                                     --------------------
Securities Brokerage - 2.83%
Merrill Lynch & Co.                                          1280                 51,840
Morgan Stanley                                               1140                 49,111
                                                                     --------------------
                                                                     --------------------
                                                                                 100,951
                                                                     --------------------
Thrift - 1.5%
Golden West Financial Corporation                             775                 53,304
                                                                     --------------------

TOTAL FINANCIALS                                                               1,115,423
                                                                     --------------------

Industry Leaders Fund(R)
Schedule of Investments - June 30, 2002
Common Stocks - Continued                                  Shares                  Value

INDUSTRIAL CYCLICALS - 10.82%
Aerospace/Defense - 1.62%
Boeing Company                                               1285                 57,825
                                                                     --------------------

Auto Parts OEM - 0.89%
Johnson Controls, Inc.                                        390                 31,828
                                                                     --------------------

Cement & Aggregates - 0.25%
Vulcan Materials Company                                      200                  8,760
                                                                     --------------------

Chemical Basic - 0.9%
Du Pont (E.I.) de Nemours & Company                           720                 31,968
                                                                     --------------------

Chemical Diversified - 0.79%
3M Company                                                    230                 28,290
                                                                     --------------------

Chemical Specialty - 0.75%
Rohm and Haas Company                                         660                 26,723
                                                                     --------------------

Diversified - 0.3%
United Technologies Corporation                               155                 10,525
                                                                     --------------------

Electrical Equipment - 2.54%
Emerson Electric Co.                                          230                 12,307
General Electric Company                                     2695                 78,289
                                                                     --------------------
                                                                                  90,596
                                                                     --------------------
Gold/Silver Mining - 0.33%
Barrick Gold Corporation                                      625                 11,869
                                                                     --------------------

Machinery - 1.06%
Caterpillar Inc.                                              770                 37,692
                                                                     --------------------

Metal Fabricating - 0.38%
Illinois Tool Works Inc.                                      200                 13,660
                                                                     --------------------

Metals & Mining - 0.78%
Alcoa Inc.                                                    840                 27,846
                                                                     --------------------

Steel General - 0.23%
Nucor Corporation                                             125                  8,130
                                                                     --------------------

TOTAL INDUSTRIAL CYCLICALS                                                       385,712
                                                                     --------------------

CONSUMER DURABLES - 2.52%
Furniture/Home Furnishing - 0.25%
Leggett & Platt Inc.                                          380                  8,892
                                                                     --------------------

Diversified - 2.27%
Honeywell International Inc.                                 2300                 81,029
                                                                     --------------------

TOTAL CONSUMER DURABLES                                                           89,921
                                                                     --------------------

CONSUMER STAPLES - 5.75%
Beverage (Alcoholic) - 0.28%
Anheuser-Busch Companies Inc.                                 200                 10,000
                                                                     --------------------

Beverage (Soft Drinks) - 0.91%
Coca-Cola Company                                             580                 32,480
                                                                     --------------------

Food Processing - 2.18%
Kraft Foods Inc.                                             1890                 77,396
                                                                     --------------------

Food Wholesalers - 0.17%
SYSCO Corporation                                             225                  6,124
                                                                     --------------------

Household Products - 0.76%
The J.M. Smucker Co.                                            6                    205
Procter & Gamble Company                                      300                 26,790
                                                                     --------------------
                                                                                  26,995
                                                                     --------------------

Industry Leaders Fund(R)
Schedule of Investments - June 30, 2002
Common Stocks - Continued                                  Shares                  Value

CONSUMER STAPLES - Continued
Shoe - 0.3%
Nike Inc. - Class B                                           200                 10,730
                                                                     --------------------

Tobacco - 0.96%
Philip Morris Companies Inc.                                  785                 34,289
                                                                     --------------------

Toiletries/Cosmetics - 0.19%
Gillette Company                                              200                  6,774
                                                                     --------------------

TOTAL CONSUMER STAPLES                                                           204,788
                                                                     --------------------

SERVICES - 13.21%
Advertising - 0.26%
Omnicom Group Inc.                                            200                  9,160
                                                                     --------------------

Air Transport - 1.1%
United Parcel Service of America, Inc. - Class B              635                 39,211
                                                                     --------------------

Industrial Services - 0.5%
Cintas Corporation                                            360                 17,795
                                                                     --------------------

Newspaper - 0.74%
Gannett Co., Inc.                                             350                 26,565
                                                                     --------------------

Publishing - 0.17%
The McGraw-Hill Companies Inc.                                100                  5,970
                                                                     --------------------

Recreation - 0.7%
Carnival Corporation                                          900                 24,921
                                                                     --------------------

Restaurant - 0.73%
McDonald's Corporation                                        920                 26,174
                                                                     --------------------

Telecommunications Services - 9.01%
ALLTEL Corporation                                           1675                 78,725
BellSouth Corporation                                        2560                 80,640
SBC Communications, Inc.                                     2645                 80,673
Verizon Communications Inc.                                  2020                 81,103
                                                                     --------------------
                                                                                 321,141
                                                                     --------------------

TOTAL SERVICES                                                                   470,937
                                                                     --------------------

RETAIL - 4.52%
Apparel - 0.39%
VF Corporation                                                350                 13,723
                                                                     --------------------

Building Supplies - 0.89%
Home Depot Inc.                                               860                 31,588
                                                                     --------------------

Pharmacy Services - 0.43%
Walgreen Company                                              400                 15,452
                                                                     --------------------

Retail Stores - 2.81%
Target Corporation                                            600                 22,860
Wal-Mart Stores Inc.                                         1405                 77,289
                                                                     --------------------
                                                                                 100,149
                                                                     --------------------

TOTAL RETAIL                                                                     160,912
                                                                     --------------------

Industry Leaders Fund(R)
Schedule of Investments - June 30, 2002
Common Stocks - Continued                                  Shares                  Value

HEALTH - 6.78%
Biotechnology - 0.73%
Amgen Inc.                                                    620                 25,966
                                                                     --------------------

Drugs - 3.39%
Merck & Co. Inc.                                              830                 42,031
Pfizer Inc.                                                  2255                 78,925
                                                                     --------------------
                                                                                 120,956
                                                                     --------------------
Medical Supplies - 2.66%
Abbott Laboratories, Inc.                                     490                 18,448
Johnson & Johnson                                            1460                 76,300
                                                                     --------------------
                                                                                  94,748
                                                                     --------------------

TOTAL HEALTH                                                                     241,670
                                                                     --------------------

TECHNOLOGY - 12.29%
Computer and Peripherals - 4.25%
Hewlett-Packard Company                                      4615                 70,517
International Business Machines Corporation                  1125                 81,000
                                                                     --------------------
                                                                                 151,517
Computer Software & Services - 4.1%
Electronic Data Systems Corporation                          1710                 63,527
Microsoft Corporation (a)                                    1510                 82,596
                                                                     --------------------
                                                                                 146,123
                                                                     --------------------
Semiconductor - 3.44%
Intel Corporation                                            4340                 79,292
Texas Instruments Incorporated                               1820                 43,134
                                                                     --------------------
                                                                                 122,426
                                                                     --------------------
Semiconductor Capital Equipment - 0.5%
Applied Materials, Inc. (a)                                   940                 17,878
                                                                     --------------------

TOTAL TECHNOLOGY                                                                 437,944
                                                                     --------------------

TOTAL COMMON STOCKS - 97.5%                                                    3,474,738
(Cost $3,693,736)
                                                      Principal
Money Market Securities - 0.54%                        Amount               Value
Fiduciary Money Market Fund, 1.35% (b)                     19,351                 19,351
 (Cost $19,351)

TOTAL INVESTMENTS - 98.04%                                                     3,494,088
(Cost $3,713,087)

OTHER ASSETS LESS LIABILITIES - 1.96%                                             69,761

NET ASSETS - 100%                                                              3,563,849
(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2002
Sector breakdowns provided by Morningstar

Industry Leaders Fund(R)                                                                    June 30, 2002
Statement of Assets & Liabilities

Assets
Investment in securities ($3,713,087)                                                         $ 3,494,088
Dividends receivable                                                                                4,610
Interest receivable                                                                                    15
Rec for Investments Sold                                                                          112,572
Rec for Fund Shares Sold                                                                           22,250
                                                                                     ---------------------
   Total assets                                                                                 3,633,536

Liabilities
Accrued investment advisory fee payable                                     $ 897
Accrued administration fee payable                                            774
Accrued shareholder services fee payable                                      215
Payable for investments purchased                                          67,801
                                                                 -----------------

   Total liabilities                                                                               69,687
                                                                                     ---------------------

Net Assets                                                                                    $ 3,563,849
                                                                                     =====================

Net Assets consist of:
Paid in capital                                                                               $ 4,100,414
Accumulated undistributed net investment income                                                    38,759
Accumulated net realized gain (loss) on investments                                              (356,326)
Net unrealized appreciation (depreciation) on investments                                        (218,998)
                                                                                     ---------------------

Net Assets                                                                                    $ 3,563,849
                                                                                     =====================


Class D:
Net Asset Value, offering price and redemption
   price per share ($1,017,487 / 117,530 shares)                                                   $ 8.66
                                                                                     =====================

Class I:
Net Asset Value, offering price and redemption
   price per share ($959,000 / 111,778 shares)                                                     $ 8.58
                                                                                     =====================


Class L:
Net Asset Value, offering price and redemption
   price per share ($1,587,362 / 180,564 shares)                                                   $ 8.79
                                                                                     =====================

Industry Leaders Fund(R)
Statement of Operations for the year ended June 30, 2002


Investment Income
Dividend income                                                                            $ 65,018
Interest income                                                                                 301
                                                                                     ---------------
Total Income                                                                                 65,319


Expenses
Administration fee - Class D                                              $ 2,506
Administration fee - Class I                                                2,395
Administration fee - Class L                                                  735
Investment advisory fee                                                    16,901
Shareholder services fee - Class D                                          2,668
                                                                ------------------
Total operating expenses                                                                     25,205
                                                                                     ---------------
                                                                                     ---------------
Net Investment Income                                                                        40,114
                                                                                     ---------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                         (15,429)
Change in net unrealized appreciation (depreciation)
   on investment securities                                              (374,083)
                                                                ------------------
Net gain (loss) on investment securities                                                   (389,512)
                                                                                     ---------------
                                                                                     ---------------
Net decrease in net assets resulting from operations                                     $ (349,398)
                                                                                     ===============


Industry Leaders Fund(R)
Statement of Changes in Net Assets


                                                                           Year ended         Year ended
                                                                            June 30,           June 30,
                                                                              2002               2001
                                                                        -----------------  -----------------
Increase (Decrease) in Net Assets
Operations
   Net investment income                                                        $ 40,114           $ 25,182
   Net realized gain (loss) on investment securities                             (15,429)          (153,807)
   Change in net unrealized appreciation (depreciation)                         (374,083)            40,995
                                                                        -----------------  -----------------
                                                                        -----------------  -----------------
   Net increase (decrease) in net assets resulting from operations              (349,398)           (87,630)
                                                                        -----------------  -----------------
Distributions to shareholders
   From net investment income                                                    (31,543)           (11,025)
   From net realized gain                                                              -            (72,688)
                                                                        -----------------  -----------------
   Total distributions                                                           (31,543)           (83,713)
Share Transactions - net increase
   Class D                                                                        42,816             45,841
   Class I                                                                    (1,467,864)           708,809
   Class L                                                                     1,672,344                  -
                                                                        -----------------  -----------------
Net increase in net assets resulting
   from share transactions                                                       247,296            754,650
                                                                        -----------------  -----------------
   Total increase (decrease) in net assets                                      (133,645)           583,307

Net Assets
   Beginning of period                                                         3,697,496          3,114,189
                                                                        -----------------  -----------------

   End of period (including accumulated undistributed net                    $ 3,563,851        $ 3,697,496
                                                                        =================  =================
    investment income of $38,759 and $30,189 respectively)

Industry Leaders Fund(R)
Class D
Financial Highlights

                                                 Year Ended         Year Ended       Year Ended       Period Ended
                                                  June 30,           June 30,         June 30,          June 30,
                                                    2002               2001             2000            1999 (a)
                                               ---------------    ---------------   --------------   ---------------
Selected Per Share Data
Net asset value, beginning of period                   $ 9.61            $ 10.13          $ 10.77           $ 10.00
                                               ---------------    ---------------   --------------   ---------------
Income from investment operations
   Net investment income                                 0.08               0.06             0.09              0.03
   Net realized and unrealized gain / (loss)            (0.96)             (0.32)           (0.56)             0.74
                                               ---------------    ---------------   --------------   ---------------
Total from investment operations                        (0.88)             (0.26)           (0.47)             0.77
                                               ---------------    ---------------   --------------   ---------------
Distributions
  Net investment income                                 (0.07)             (0.03)           (0.07)             0.00
  Net realized gains                                        -              (0.23)           (0.10)             0.00
                                               ---------------    ---------------   --------------   ---------------
Total Distributions                                     (0.07)             (0.26)           (0.17)             0.00


Net asset value, end of period                         $ 8.66             $ 9.61          $ 10.13           $ 10.77
                                               ===============    ===============   ==============   ===============

Total Return                                            (9.16)%            (2.55)%          (4.36)%           7.70% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                        $1,017             $1,082           $1,093            $1,130
Ratio of expenses to average net assets                 0.95%              0.95%            0.95%             0.95% (c)
Ratio of net investment income to
   average net assets                                   0.85%              0.59%            0.84%             0.84% (a)
Portfolio turnover rate                                65.53%            146.92%           78.04%            64.93% (a)

(a)  March 17, 1999 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

Industry Leaders Fund(R)
Class I
Financial Highlights

                                                   Year Ended         Year Ended        Year Ended        Period Ended
                                                    June 30,           June 30,          June 30,          June 30,
                                                      2002               2001              2000            1999 (a)
                                                 ----------------   ----------------   --------------    --------------
Selected Per Share Data
Net asset value, beginning of period                      $ 9.65            $ 10.16          $ 10.77           $ 10.00
                                                 ----------------   ----------------   --------------    --------------
Income from investment operations
   Net investment income                                    0.11               0.08             0.11              0.04
   Net realized and unrealized gain / (loss)               (0.97)             (0.32)           (0.54)             0.73
                                                 ----------------   ----------------   --------------    --------------
Total from investment operations                           (0.86)             (0.24)           (0.43)             0.77
                                                 ----------------   ----------------   --------------    --------------
Distributions
  Net investment income                                    (0.21)             (0.04)           (0.08)             0.00
  Net realized gains                                           -              (0.23)           (0.10)             0.00
                                                 ----------------   ----------------   --------------    --------------
Total Distributions                                        (0.21)             (0.27)           (0.18)             0.00


Net asset value, end of period                            $ 8.58             $ 9.65          $ 10.16           $ 10.77
                                                 ================   ================   ==============    ==============

Total Return                                               (8.91)%            (2.65)%          (3.92)%           7.70% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                             $959             $2,616           $2,021            $1,624
Ratio of expenses to average net assets                    0.70%              0.70%            0.70%             0.70% (c)
Ratio of net investment income to
   average net assets                                      1.19%              0.83%            1.10%             1.39% (a)
Portfolio turnover rate                                   65.53%            146.92%           78.04%            64.93% (a)

(a)  March 17, 1999 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized

Industry Leaders Fund(R)
Class L
Financial Highlights for the period November 30, 2001
(Commencement of Operations) to June 30, 2002

                                                         Period Ended
                                                          June 30,
                                                          2002 (a)
                                                       ----------------
Selected Per Share Data
Net asset value, beginning of period                            $ 9.21
                                                       ----------------
Income from investment operations
   Net investment income                                          0.07
   Net realized and unrealized gain / (loss)                     (0.48)
                                                       ----------------
Total from investment operations                                 (0.41)
                                                       ----------------
Distributions
  Net investment income                                          (0.01)
  Net realized gains                                                 -
                                                       ----------------
Total Distributions                                              (0.01)


Net asset value, end of period                                  $ 8.79
                                                       ================

Total Return                                                     (4.45)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                 $1,587
Ratio of expenses to average net assets                          0.38% (c)
Ratio of net investment income to
   average net assets                                            1.22% (c)
Portfolio turnover rate                                         65.53% (c)

(a)  November 30, 2001 (date of new share class availability) to June 30, 2002.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized